Property Plant and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 162,552
Property, plant and equipment, gross		$ 156,096
Accumulated depreciation and amortization	(101,464)
Accumulated depreciation and amortization		(82,695)
Property, plant and equipment, net	61,088
Property, plant and equipment, net		73,401
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 46,496
Property, plant and equipment, gross		45,050
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 63,197
Property, plant and equipment, gross		53,891
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 28,593
Property, plant and equipment, gross		26,401
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,786
Property, plant and equipment, gross		19,532
Office furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years
Office furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Build-to-suit lease building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0
Property, plant and equipment, gross		8,247
Estimated Useful Lives	10 years 6 months
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,480
Property, plant and equipment, gross		$ 2,975